Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	Credit Suisse Commodity Strategy Funds
Central Index Key	0001291446
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Feb. 28, 2014
Credit Suisse Commodity ACCESS Strategy Fund | Class A
Risk/Return:
Trading Symbol	CRCAX
Credit Suisse Commodity ACCESS Strategy Fund | Class C
Risk/Return:
Trading Symbol	CRCCX
Credit Suisse Commodity ACCESS Strategy Fund | Class I
Risk/Return:
Trading Symbol	CRCIX
Credit Suisse Commodity Return Strategy Fund | Class I
Risk/Return:
Trading Symbol	CRSOX
Credit Suisse Commodity Return Strategy Fund | Class A
Risk/Return:
Trading Symbol	CRSAX
Credit Suisse Commodity Return Strategy Fund | Class C
Risk/Return:
Trading Symbol	CRSCX